Prepaid Expenses And Other Current Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Prepaid Expenses And Other Current Assets [Abstract]
Prepaid Expenses And Other Current Assets

Note 7:  Prepaid Expenses and Other Current Assets:

Prepaid expenses and other current assets consist of the following (in thousands):

	September 30, 2011 (unaudited)	December 31, 2010
Vendor prepayments	$81	$83
Other prepaid expenses *	776	694
Total prepaid expenses and other current assets	$857	$777

*No individual amounts greater than 5% of current assets.

Note 6 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following (in thousands):

	December 31,
	2010	2009
Vendor prepayments	$83	$266
Other prepaid expenses*	694	421
Total prepaid expenses and other current assets	$777	$687

*No individual amounts greater than 5% of current assets.